RELATED PARTY TRANSACTIONS AND BALANCES (Details)										1 Months Ended	12 Months Ended
	Oct. 27, 2015 USD ($)	Oct. 27, 2015 CNY (¥)	Oct. 26, 2015 USD ($)	Oct. 26, 2015 CNY (¥)	May. 04, 2015 USD ($)	May. 04, 2015 CNY (¥)	Mar. 12, 2015 USD ($)	Mar. 12, 2015 CNY (¥)	Feb. 27, 2014 USD ($)	Sep. 30, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Consideration for disposal of majority equity share of Starway Hong Kong to Hanting														¥ 13,142,920
Due from related parties, current													¥ 10,568,937		$ 148,475,016	¥ 961,791,458
Due from related parties, non-current													510,039,284		83,965,480	543,911,586
Due to related parties, current													17,049,103		$ 318,467,065	2,062,965,953
Home Inns
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											¥ 34,556,539		38,139,325	38,709,984
Due from related parties, current													4,166,006			6,856,120
Hanting
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											17,740,390		19,234,632	17,127,847
Due from related parties, current													6,402,931			8,825,089
Due from related parties, non-current													4,083,334
Due to related parties, current													1,000,000			1,087,144
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											7,191,870
Commissions to related parties											9,532,316
Due from related parties, current																34,515,489
Due to related parties, current																165,436,171
Tujia
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											5,967,489
Due from related parties, current																2,955,191
Baidu
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											4,717,422
Amount of entrusted loan and interest	$ 100,000,000	¥ 650,000,000
Purchases from related party											89,244,042
Term of the loan	12 months	12 months
Interest rate on entrusted loan (as a percent)	1.00%	1.00%
Due from related parties, current																788,860,421
Due to related parties, current																1,891,209,753
Baidu Times | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of entrusted loan and interest			$ 99,000,000	¥ 640,000,000
Term of the loan			12 months	12 months
Interest rate on entrusted loan (as a percent)			4.14%	4.14%
A technology company focusing on hotel customer reviews
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of entrusted loan and interest										¥ 13,000,000			694,577	13,374,109
Term of the loan										1 year
Skyseas
RELATED PARTY TRANSACTIONS AND BALANCES
Amount of entrusted loan and interest											15,826,363	$ 80,000,000	¥ 505,955,950
Interest rate on entrusted loan (as a percent)												3.00%	3.00%
Due from related parties, current																56,727,885
Due from related parties, non-current													¥ 505,955,950			543,911,586
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties											75,297,659		76,093,733
Due from related parties, current																33,051,263
Due to related parties, current													10,250,334			2,709,193
Ananda Travel Service (Aust.) Pty Limited ("Ananda")
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party											¥ 11,351,388		27,197,283	¥ 32,738,333
Due to related parties, current													¥ 5,798,769			2,523,692
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current																¥ 30,000,000
Revolving credit facility agreement | Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Maximum borrowing capacity | $									$ 300,000,000
Debt instrument term									3 years
Commitment fee | $									$ 0
Rate of benchmark lending rate									90.00%
Drawdowns during the period					$ 97,000,000	¥ 627,000,000	$ 78,000,000	¥ 507,000,000
Maximum | Revolving credit facility agreement | Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Duration for repayment of drawdown									3 years